UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered
Management Investment Company

Investment Company Act File Number 811-06260

The Quaker Investment Trust

309 Technology drive
Malvern, pa 19355
(Address of principal executive offices) (Zip code)

quaker investment trust
309 technology drive
malvern, pa 19355
 (Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-220-8888

Date of fiscal year end: June 30, 2012

Date of reporting period: September 30, 2011

Schedule of Investments

Quaker Akros Absolute Return Fund
September 30, 2011 (unaudited)

	Number of Shares	Fair Value
Common Stocks - 55.94%
Basic Materials - 1.26%
Mining - 1.26%
Polymet Mining Corp. (a)	40,000	$ 49,200
Taseko Mines Ltd. (a)	20,000	51,000
		100,200
Total Basic Materials (Cost: $189,120)		100,200
Communications - 5.48%
Internet - 0.91%
AOL, Inc. (a)	6,000	72,000
Telecommunications - 4.57%
CenturyLink, Inc.	2,000	66,240
Cisco Systems, Inc.	7,500	116,175
Nokia OYJ ADR	21,200	119,992
Sprint Nextel Corp. (a)	20,000	60,800
		363,207
Total Communications (Cost: $597,550)		435,207
Consumer, Cyclical - 5.11%
Airlines - 2.23%
Alaska Air Group, Inc. (a)	2,000	112,580
Southwest Airlines Co.	8,000	64,320
		176,900
Leisure Time - 0.00%
TableMAX Corp. (a)(b)(c)	13,911	8
Retail - 0.93%
Target Corp.	1,500	73,560
Toys/Games/Hobbies - 1.95%
Mattel, Inc.	6,000	155,340
Total Consumer, Cyclical (Cost: $473,606)		405,808
Consumer, Non-cyclical - 0.94%
Commercial Services - 0.94%
Deluxe Corp.	4,000	74,400
Total Consumer, Non-cyclical (Cost: $94,293)		74,400
Diversified - 9.62%
Holding Companies-Diversified - 9.62%
Australia Acquisition Corp. (a)(c)	7,700	77,732
Cazador Acquisition Corp. Ltd. (a)(c)	10,670	103,392
Cazador Acquisition Corp. Ltd. (a)(c)	9,200	92,000
China Growth Equity Investment Ltd. (a)(c)	10,500	105,210
FlatWorld Acquisition Corp. (a)(c)	10,000	97,500
Nautilus Marine Acquisition Corp. (a)(c)	10,000	95,600
Prime Acquisition Corp. (a)(c)	15,000	148,050
Universal Business Payment Solutions Acquisition Corp. (a)	7,500	45,300
		764,784
Total Diversified (Cost: $765,465)		764,784
Energy - 1.97%
Oil & Gas - 1.97%
EnCana Corp.	2,000	38,420
Total S.A. ADR	2,700	118,449
		156,869
Total Energy (Cost: $205,791)		156,869
Financial - 10.93%
Banks - 2.14%
Citigroup, Inc.	6,650	170,373
Diversified Financial Services - 4.65%
Investment Technology Group, Inc. (a)	14,000	137,060
Knight Capital Group, Inc. (a)	19,100	232,256
		369,316
Insurance - 1.72%
American International Group, Inc. (a)	3,000	65,850
Tower Group, Inc.	3,100	70,866
		136,716
Savings & Loans - 2.42%
First Bancorp of Indiana, Inc. (c)	1,259	11,961
HF Financial Corp.	11,452	98,258
HopFed Bancorp, Inc.	14,280	81,824
		192,043
Total Financial (Cost: $1,176,865)		868,448
Healthcare - 7.24%
Biotechnology - 3.45%
Amgen, Inc.	2,000	109,900
InterMune, Inc. (a)	4,000	80,800
PDL BioPharma, Inc.	15,000	83,250
		273,950
Pharmaceuticals - 3.79%
Merck & Co., Inc.	7,000	228,970
Ventrus Biosciences, Inc. (a)	8,000	72,240
		301,210
Total Healthcare (Cost: $642,486)		575,160
Industrial - 2.05%
Machinery-Diversified - 2.05%
Cummins, Inc.	2,000	163,320
Total Industrial (Cost: $199,909)		163,320
Technology - 9.20%
Computers - 0.56%
Hewlett-Packard Co.	2,000	44,900
Semiconductors - 6.45%
Broadcom Corp.	3,000	99,870
Cirrus Logic, Inc. (a)	4,000	58,960
Intel Corp.	7,500	159,975
Lam Research Corp. (a)	2,000	75,960
Marvell Technology Group Ltd. (a)	8,100	117,693
		512,458
Software - 2.19%
Microsoft Corp.	7,000	174,230
Total Technology (Cost: $815,285)		731,588
Utilities - 2.14%
Electric - 2.14%
Exelon Corp.	4,000	170,440
Total Utilities (Cost: $166,518)		170,440
Total Common Stocks (Cost $5,326,888)		4,446,224
Preferred Stock- 1.32%
United States- 1.32%
FibroGen, Inc. , %(a)(b)(c)	15,000	105,000
Total United States (Cost $67,350)		105,000
Total Preferred Stock (Cost $67,350)		105,000
Private Placements- 0.78%

United Kingdom- 0.54%
Force 10 Networks, Inc. (a)(b)(c)	1,588	38,859
Force 10 Networks, Inc. Series B Preferred (a)(b)(c)	1,367	4,382
		43,241
Total United Kingdom (Cost $54,382)		43,241
United States- 0.24%
Alien Technology (a)(b)(c)	64	253
Alien Technology Series A (a)(b)(c)	4,688	18,517
		18,770
Total United States (Cost $123,609)		18,770
Total Private Placements (Cost $177,991)		62,011
Exchange-Traded Fund - 0.81%
ProShares Short 20+ Year Treasury(a)	2,000	64,300
Total Exchange-Traded Fund (Cost $73,167)		64,300

	Number of Shares
Warrants - 0.28%
Alien Technology Warrants Expiration:
December, 2049(a)(b)(c)	5	0
Bionovo Warrants Expiration:
October, 2014(a)(c)	3,000	3
Cazador Acquisition Corp. Ltd. Warrants Expiration:
October, 2015(a)(c)	18,000	5,400
FlatWorld Acquisition Corp. Expiration:
September, 2012(a)(b)(c)	35,000	12,600
Nautilus Marine Acquisition Corp. Expiration:
July, 2016(a)(b)(c)	10,000	4,000
Total Warrants (Cost $19,800)		22,003
	Par Value
Corporate Bonds - 13.59%
Energy - 2.34%
Oil & Gas - 2.34%
ATP Oil & Gas Corp. 11.88%, 05/01/2015	100,000	$ 69,625
SandRidge Energy, Inc. 4.00%, 04/01/2014(d)	120,000	116,180
		185,805
Total Energy (Cost: $218,418)		185,805
Financial - 11.25%
Banks - 11.25%
Goldman Sachs Group, Inc. 4.50%, 02/18/2021(d)	450,000	448,740
Morgan Stanley 4.50%, 02/11/2020(d)	450,000	445,656
		894,396
Total Financial (Cost: $897,905)		894,396
Total Corporate Bonds
(Cost $1,116,323)		1,080,201
Total Investments
(Cost $6,781,519) - 72.72%		5,779,739
Other Assets in Excess of Liabilities, Net - 27.28%		2,168,426
Total Net Assets - 100.00%		$ 7,948,165

Schedule of Securities Sold Short	Number of Shares
Common Stocks - 3.67%
Baidu, Inc. ADR(a)	1,000	106,910
Estee Lauder Companies Class A	800	70,272
Salesforce.com, Inc. (a)	1,000	114,280
Total Common Stocks		291,462

Exchange-Traded Funds - 2.03%
PowerShares S&P SmallCap Consumer Staples Portfolio	911	26,547
SPDR S&P Retail ETF	2,000	92,440
SPDR S&P Semiconductor ETF	1,000	42,390
Total Exchange-Traded Funds		161,377
Total Securities Sold Short (Proceeds: $373,713)		$ 452,839

	Number of Contracts	Fair Value
Call Options Written - 0.14%
Alaska Air Group, Inc. Expiration: October, 2011 Exercise Price: $65.00	20	$ 700
American International Group, Inc. Expiration: October, 2011 Exercise Price: $28.00	30	150
Amgen, Inc. Expiration: October, 2011 Exercise Price: $57.50	20	1,060
AOL, Inc. Expiration: October, 2011 Exercise Price: $12.00	30	2,775
Intel Corp. Expiration: October, 2011 Exercise Price: $22.00	75	4,575
InterMune, Inc. Expiration: October, 2011 Exercise Price: $30.00	20	400
Marvell Technology Group Ltd. Expiration: October, 2011 Exercise Price: $16.00	41	656
Mattel, Inc. Expiration: October, 2011 Exercise Price: $29.00	30	450
Target Corp. Expiration: October, 2011 Exercise Price: $52.50	15	690
Total Options Written (Premiums Received $16,200)		11,456

	Number of Contracts Sold	Settlement Month	Unrealized Appreciation/ (Depreciation)
Futures
S&P 500 EMINI FUT December Futures	29	December, 2011	73,075
Total Futures Contracts Sold			73,075

ADR - American Depositary Receipt
ETF - Exchange-Traded Fund

(a)	Non-income producing security.
(b)	Indicates an illiquid security. Total market value for illiquid securities is $183,619, representing 2.31% of net assets.
(c)	Indicates a fair valued security. Total market value for fair valued securities is $920,467, representing 11.58% of net assets.
(d)	The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

Schedule of Investments

Quaker Capital Opportunities Fund
September 30, 2011 (unaudited)

	Number of Shares	Fair Value
Domestic Common Stocks - 85.92%
Basic Materials- 2.51%
Chemicals -1.47%
Albemarle Corp.	500	$ 20,200
Dow Chemical Co.	1,000	22,460
EI du Pont de Nemours & Co.	650	25,981
		68,641
Mining -1.04%
Coeur d' Alene Mines Corp. (a)	950	20,368
Newmont Mining Corp.	450	28,305
		48,673
Total Basic Materials (Cost: $158,184)		117,314
Communications- 8.35%
Advertising -0.58%
Interpublic Group of Cos, Inc.	3,750	27,000
Internet -1.58%
Google, Inc. (a)	100	51,438
Symantec Corp. (a)	1,350	22,005
		73,443
Media -2.69%
CBS Corp.	3,300	67,254
Comcast Corp.	1,400	29,260
News Corp.	1,850	28,841
		125,355
Telecommunications -3.50%
American Tower Corp. (a)	350	18,830
CenturyLink, Inc.	700	23,184
Cisco Systems, Inc.	1,400	21,686
Clearwire Corp. (a)	3,250	7,572
JDS Uniphase Corp. (a)	1,750	17,447
Qualcomm, Inc.	600	29,178
Verizon Communications, Inc.	900	33,120
Virgin Media, Inc.	500	12,175
		163,192
Total Communications (Cost: $493,237)		388,990
Consumer, Cyclical- 12.18%
Airlines -1.95%
AMR Corp. (a)	13,250	39,220
Southwest Airlines Co.	6,400	51,456
		90,676
Apparel -0.91%
VF Corp.	350	42,532
Auto Parts & Equipment -1.72%
BorgWarner, Inc. (a)	650	39,344
Johnson Controls, Inc.	800	21,096
TRW Automotive Holdings Corp. (a)	600	19,638
		80,078
Home Builders -0.58%
KB Home	2,650	15,529
Pulte Group, Inc. (a)	2,850	11,258
		26,787
Housewares -0.63%
Toro Co.	600	29,562
Leisure Time -0.23%
Royal Caribbean Cruises Ltd.	500	10,820
Lodging -0.24%
Ameristar Casinos, Inc.	700	11,235
Retail -5.22%
CVS Caremark Corp.	850	28,543
Darden Restaurants, Inc.	1,050	44,888
Foot Locker, Inc.	1,050	21,094
Home Depot, Inc.	950	31,227
Macy's, Inc.	1,050	27,636
McDonald's Corp.	500	43,910
Target Corp.	550	26,972
Tractor Supply Co.	300	18,765
		243,035
Toys/Games/Hobbies -0.70%
Hasbro, Inc.	1,000	32,610
Total Consumer, Cyclical (Cost: $741,327)		567,335
Consumer, Non-cyclical- 5.10%
Agriculture -1.60%
Lorillard, Inc.	250	27,675
Philip Morris International, Inc.	750	46,785
		74,460
Beverages -1.47%
Dr Pepper Snapple Group, Inc.	250	9,695
PepsiCo, Inc.	950	58,805
		68,500
Cosmetics & Personal Care -0.54%
Procter & Gamble Co.	400	25,272
Food -1.49%
ConAgra Foods, Inc.	1,400	33,908
Corn Products International, Inc.	900	35,316
		69,224
Total Consumer, Non-cyclical (Cost: $267,957)		237,456
Energy- 12.29%
Coal -0.90%
Walter Energy, Inc.	700	42,007
Oil & Gas -10.00%
Apache Corp.	350	28,084
Atwood Oceanics, Inc. (a)	650	22,334
Chesapeake Energy Corp.	1,050	26,828
Chevron Corp.	950	87,894
Concho Resources, Inc. (a)	450	32,013
ConocoPhillips	500	31,660
Exxon Mobil Corp.	1,200	87,156
Hess Corp.	600	31,476
Occidental Petroleum Corp.	900	64,350
Valero Energy Corp.	1,950	34,671
Whiting Petroleum Corp. (a)	550	19,294
		465,760
Oil & Gas Services -0.33%
CARBO Ceramics, Inc.	150	15,379
Oil Equipment & Services -0.49%
Oil States International, Inc. (a)	450	22,914
Pipelines -0.57%
Oneok, Inc.	400	26,416
Total Energy (Cost: $774,916)		572,476
Financial- 9.22%
Banks -4.27%
Bank of America Corp.	4,200	25,704
Bank of New York Mellon Corp.	800	14,872
Capital One Financial Corp.	350	13,870
Citigroup, Inc.	550	14,091
First Republic Bank (a)	900	20,844
Fulton Financial Corp.	1,850	14,153
Goldman Sachs Group, Inc.	300	28,365
JPMorgan Chase & Co.	1,900	57,228
State Street Corp.	300	9,648
		198,775
Diversified Financial Services -2.13%
Affiliated Managers Group, Inc. (a)	400	31,220
Discover Financial Services	1,450	33,263
Franklin Resources, Inc.	150	14,346
Invesco Ltd.	1,300	20,163
		98,992
Insurance -2.82%
Aflac, Inc.	600	20,970
Allstate Corp.	450	10,661
Hartford Financial Services Group, Inc.	600	9,684
MetLife, Inc.	1,000	28,010
Prudential Financial, Inc.	1,100	51,546
Torchmark Corp.	300	10,458
		131,329
Total Financial (Cost: $600,643)		429,096
Healthcare- 10.72%
Biotechnology -0.73%
Astex Pharmaceuticals (a)	1,450	2,784
Gilead Sciences, Inc. (a)	800	31,040
		33,824
Healthcare-Products -2.45%
Baxter International, Inc.	700	39,298
Becton Dickinson & Co.	300	21,996
Johnson & Johnson	500	31,855
Stryker Corp.	450	21,208
		114,357
Healthcare-Services -2.74%
Aetna, Inc.	500	18,175
Cigna Corp.	1,900	79,686
UnitedHealth Group, Inc.	650	29,978
		127,839
Pharmaceuticals -4.80%
Abbott Laboratories	950	48,583
AmerisourceBergen Corp.	950	35,407
McKesson Corp.	300	21,810
Mead Johnson Nutrition Co.	750	51,622
Mylan, Inc. (a)	700	11,900
Pfizer, Inc.	1,900	33,592
Watson Pharmaceuticals, Inc. (a)	300	20,475
		223,389
Total Healthcare (Cost: $561,807)		499,409
Industrial- 9.15%
Aerospace & Defense -0.61%
Northrop Grumman Corp.	550	28,688
Electronics -2.34%
Arrow Electronics, Inc. (a)	1,850	51,393
Avnet, Inc. (a)	550	14,344
Koninklijke Philips Electronics NV	650	11,661
Thomas & Betts Corp. (a)	800	31,928
		109,326
Machinery-Construction & Mining -0.32%
Caterpillar, Inc.	200	14,768
Machinery-Diversified -1.01%
Cummins, Inc.	250	20,415
IDEX Corp.	850	26,486
		46,901
Metal Fabricate & Hardware -0.60%
Timken Co.	850	27,897
Miscellaneous Manufacturing -2.31%
Dover Corp.	650	30,290
General Electric Co.	3,000	45,720
Parker Hannifin Corp.	500	31,565
		107,575
Packaging & Containers -0.31%
Rock-Tenn Co.	300	14,604
Shipbuilding -0.05%
Huntington Ingalls Industries, Inc. (a)	100	2,433
Transportation -1.60%
CSX Corp.	1,000	18,670
Expeditors International of Washington, Inc.	550	22,302
Norfolk Southern Corp.	550	33,561
		74,533
Total Industrial (Cost: $583,358)		426,725
Technology- 12.64%
Computers -7.28%
Apple, Inc. (a)	365	139,131
EMC Corp. (a)	950	19,940
International Business Machines Corp.	225	39,382
Mentor Graphics Corp. (a)	2,950	28,379
Microsoft Corp.	3,350	83,381
NetApp, Inc. (a)	850	28,849
		339,062
Semiconductors -4.13%
Applied Materials, Inc.	2,400	24,840
Broadcom Corp.	1,800	59,922
Intel Corp.	1,550	33,062
Micron Technology, Inc. (a)	14,800	74,592
		192,416
Software -1.23%
Cerner Corp. (a)	500	34,260
Fiserv, Inc. (a)	450	22,846
		57,106
Total Technology (Cost: $651,135)		588,584
Utilities- 3.76%
Electric -3.76%
Alliant Energy Corp.	650	25,142
American Electric Power Co., Inc.	800	30,416
CMS Energy Corp.	1,700	33,643
El Paso Electric Co.	600	19,254
NV Energy, Inc.	2,250	33,097
Progress Energy, Inc.	650	33,618
		175,170
Total Utilities (Cost: $178,672)		175,170
Total Domestic Common Stocks (Cost $5,011,236)		4,002,555
Foreign Common Stocks - 12.65%

Belgium - 0.34%
Beverages -0.34%
Anheuser-Busch InBev NV ADR	300	15,894
Total Belgium (Cost: $17,432)		15,894

Canada - 1.05%
Mining -1.05%
Barrick Gold Corp.	1,050	48,982
Total Canada (Cost: $51,070)		48,982

France - 0.12%
Telecommunications -0.12%
Alcatel-Lucent ADR(a)	1,950	5,519
Total France (Cost: $11,569)		5,519

Germany - 1.62%
Auto Manufacturers -0.28%
Daimler AG	300	13,305
Miscellaneous Manufacturing -0.58%
Siemens AG ADR	300	26,937
Software -0.76%
SAP AG ADR	700	35,434
Total Germany (Cost: $106,621)		75,676
Ireland - 0.14%
Insurance -0.14%
XL Group PLC	350	6,580
Total Ireland (Cost: $7,733)		6,580

Japan - 2.36%
Auto Manufacturers -0.63%
Honda Motor Co. Ltd. ADR	1,000	29,150
Electrical Components & Equipment -0.64%
Hitachi Ltd. ADR	600	29,652
Electronics -0.54%
Kyocera Corp. ADR	300	24,987
Home Furnishings -0.37%
Sony Corp. ADR	900	17,100
Telecommunications -0.18%
Nippon Telegraph & Telephone Corp. ADR	350	8,383
Total Japan (Cost: $138,771)		109,272

Luxembourg - 0.49%
Iron/Steel -0.19%
Aperam	50	730
ArcelorMittal	500	7,955
		8,685
Metal Fabricate & Hardware -0.30%
Tenaris S.A. ADR	550	13,998
Total Luxembourg (Cost: $44,472)		22,683

Netherlands - 1.32%
Chemicals -0.29%
Akzo Nobel NV ADR	300	13,236
Food -0.91%
Unilever NV	1,350	42,511
Insurance -0.12%
ING Groep NV ADR(a)	800	5,640
Total Netherlands (Cost: $73,635)		61,387

Spain - 0.14%
Banks -0.14%
Banco Bilbao Vizcaya Argentaria S.A. ADR	800	6,504
Total Spain (Cost: $9,205)		6,504

Sweden - 0.38%
Telecommunications -0.38%
Ericsson ADR	1,850	17,667
Total Sweden (Cost: $26,731)		17,667

Switzerland - 1.49%
Banks -0.42%
Credit Suisse Group AG ADR	750	19,680
Insurance -0.65%
ACE Ltd.	500	30,300
Semiconductors -0.42%
STMicroelectronics NV	3,050	19,825
Total Switzerland (Cost: $93,185)		69,805

United Kingdom - 3.20%
Beverages -1.06%
Diageo PLC ADR	650	49,355
Lodging -0.43%
Intercontinental Hotels Group PLC ADR	1,250	20,100
Oil & Gas -0.27%
BP PLC ADR	350	12,624
Pharmaceuticals -0.66%
GlaxoSmithKline PLC ADR	750	30,968
Telecommunications -0.78%
BT Group PLC ADR	650	17,316
Vodafone Group PLC ADR	750	19,238
		36,554
Total United Kingdom (Cost: $170,635)		149,601
Total Foreign Common Stocks (Cost $751,059)		589,570

Real Estate Investment Trust - 0.45%
Kimco Realty Corp.	1,400	21,042
Total Real Estate Investment Trust (Cost $26,566)		21,042
Exchange-Traded Fund - 0.42%
iShares MSCI Emerging Markets Index Fund	550	19,289
Total Exchange-Traded Fund (Cost $26,478)		19,289
Rights- 0.01%

France- 0.01%
Sanofi (a)	500	530
Total France (Cost $1,238)		530
Total Rights (Cost $1,238)		530
Short-Term Investment - 0.91%

Time Deposit - 0.91%
Citibank 0.03%, 10/03/2011(b)	$ 42,507	42,507
Total Short-Term Investment
(Cost $42,507)		42,507
Total Investments
(Cost $5,859,084) - 100.36%		4,675,493
Liabilities in Excess of Other Assets, Net (0.36)%		(16,755)
Total Net Assets - 100.00%		$ 4,658,738

ADR	American Depositary Receipt

(a)	Non-income producing security.
(b)	The rate shown is the annualized seven-day yield at period end.

Schedule of Investments

Quaker Event Arbitrage Fund
September 30, 2011 (unaudited)

	Number of Shares	Fair Value
Domestic Common Stocks - 50.19%

Communications- 8.76%
Internet -2.39%
30DC, Inc. (a)(b)(c)	50,000	$ 11,330
Blue Coat Systems, Inc. (c)	22,600	313,688
ModusLink Global Solutions, Inc.	107,262	374,344
Openwave Systems, Inc. (c)	231,625	361,335
		1,060,697
Media -1.64%
Comcast Corp.	15,000	313,500
Liberty Global, Inc. Series C (c)	12,000	415,320
		728,820
Telecommunications -4.73%
Extreme Networks (c)	201,290	533,419
Motorola Mobility Holdings, Inc. (c)	25,000	944,500
Telephone & Data Systems, Inc.	9,431	186,451
Tessco Technologies, Inc.	27,615	367,003
Warwick Valley Telephone Co.	5,544	70,520
		2,101,893
Total Communications (Cost: $4,575,809)		3,891,410
Consumer, Cyclical- 4.64%
Distribution & Wholesale -1.85%
BlueLinx Holdings, Inc. (c)	568,465	824,274
Entertainment -0.55%
EDCI Holdings, Inc.	58,000	243,020
Home Builders -1.17%
Lennar Corp. Class B	51,000	521,220
Lodging -0.00%
Trump Entertainment Resorts, Inc. (a)(b)(c)	8,949	0
Trump Entertainment Resorts, Inc. (a)(b)(c)	135	410
		410
Toys/Games/Hobbies -1.07%
Jakks Pacific, Inc.	25,000	473,750
Total Consumer, Cyclical (Cost: $2,866,780)		2,062,674
Consumer, Non-cyclical- 1.87%
Commercial Services -0.25%
Convergys Corp. (c)	9,975	93,565
MZT Holdings, Inc. (a)(c)	600,000	17,100
		110,665
Cosmetics & Personal Care -1.57%
CCA Industries, Inc.	135,992	697,639
Food -0.05%
Cagle's, Inc. (c)	6,700	25,393
Total Consumer, Non-cyclical (Cost: $992,037)		833,697
Diversified- 0.00%
Holding Companies-Diversified -0.00%
Stoneleigh Partners Acquisition Corp. (a)(b)(c)	400	0
Total Diversified (Cost: $0)		0
Energy- 0.06%
Energy-Alternate Sources -0.06%
Polaris Geothermal, Inc. Class B (a)(b)(c)	24,600	25,338
Oil & Gas -0.00%
Atlas Energy, Inc. CONTRA (a)(b)(c)	20,000	0
Total Energy (Cost: $0)		25,338
Financial- 9.06%
Banks -2.58%
Alliance Bancorp, Inc. of Pennsylvania	48,586	514,040
First Intercontinental Bank (a)(c)	2,528	15,168
Standard Financial Corp. (c)	42,000	617,820
		1,147,028
Insurance -1.09%
Transatlantic Holdings, Inc.	10,000	485,200
Savings & Loans -5.39%
Colonial Financial Services, Inc. (c)	42,700	527,345
FedFirst Financial Corp.	25,000	357,500
Fox Chase Bancorp, Inc.	41,000	519,880
Home Federal Bancorp, Inc.	18,104	250,016
SI Financial Group, Inc.	20,000	188,400
SP Bancorp, Inc. (c)	28,500	306,375
Wolverine Bancorp, Inc. (c)	17,300	243,065
		2,392,581
Total Financial (Cost: $4,208,987)		4,024,809
Healthcare- 7.48%
Biotechnology -0.55%
Cadus Corp. (a)(c)	177,609	243,324
Healthcare-Products -1.94%
Alere, Inc. (c)	14,562	286,143
SurModics, Inc. (c)	63,443	577,332
		863,475
Healthcare-Services -2.34%
Continucare Corp. (c)	60,976	389,027
InSight Health Services Holdings Corp. (a)(c)	10,221	652,401
		1,041,428
Pharmaceuticals -2.65%
Cephalon, Inc. (c)	12,000	968,400
INYX, Inc. (a)(c)	167,850	269
MiddleBrook Pharmaceutical, Inc. (a)(b)(c)	1,960,000	156,800
Trimeris, Inc. (c)	20,000	50,400
		1,175,869
Total Healthcare (Cost: $3,973,802)		3,324,096
Industrial- 6.02%
Aerospace & Defense -1.90%
Goodrich Corp.	7,000	844,760
Building Materials -2.43%
Craftmade International, Inc. (c)	449,685	989,307
U.S. Concrete, Inc. (c)	21,880	91,240
		1,080,547
Electronics -0.09%
Zygo Corp. (c)	3,216	37,177
Environmental Control -1.60%
Nalco Holding Co.	20,000	699,600
Strategic Enviromental & Energy Resources, Inc. (a)(b)(c)	43,000	12,027
		711,627
Total Industrial (Cost: $3,330,448)		2,674,111
Technology- 9.51%
Computers -1.73%
Computer Horizons Corp. (a)(b)(c)	65,000	2,470
Immersion Corp. (c)	92,198	551,344
Tier Technologies, Inc. (c)	57,876	213,562
		767,376
Semiconductors -1.34%
DSP Group, Inc. (c)	101,172	596,915
Software -6.44%
Blackboard, Inc. (c)	14,000	625,240
Contra Softbrands, Inc. (a)(b)(c)	5,000	0
Network-1 Security Solutions, Inc.	235,000	312,550
Novell, Inc. (a)(b)(c)	160,000	976,000
Renaissance Learning, Inc.	15,864	266,198
Seachange International, Inc. (c)	88,780	683,606
		2,863,594
Total Technology (Cost: $4,737,269)		4,227,885
Utilities- 2.79%
Electric -0.06%
Central Vermont Public Service Corp.	758	26,689
Water -2.73%
Pennichuck Corp.	43,340	1,212,653
Total Utilities (Cost: $1,220,572)		1,239,342
Total Domestic Common Stocks (Cost $25,905,704)		22,303,362

Foreign Common Stocks - 12.92%

Australia - 4.62%
Coal -2.42%
MacArthur Coal Ltd.	70,000	1,078,405
Commercial Services -1.19%
ConnectEast Group	1,000,000	527,396
Media -1.01%
Austar United Communications Ltd. (c)	400,000	449,013
Total Australia (Cost: $2,283,036)		2,054,814

Canada - 2.77%
Mining -2.60%
Concordia Resource Corp. (c)	100,000	51,524
Northgate Minerals Corp. (c)	300,274	990,904
Sacre-Coeur Minerals Ltd. (b)(c)	109,000	23,921
Sacre-Coeur Minerals Ltd. (c)	405,500	88,989
		1,155,338
Semiconductors -0.17%
Zarlink Semiconductor, Inc. (c)	20,000	75,569
Total Canada (Cost: $1,763,779)		1,230,907

Germany - 0.02%
Holding Companies-Diversified -0.02%
KHD Humboldt Wedag International AG (c)	1,014	6,249
Total Germany (Cost: $6,902)		6,249

Israel - 2.36%
Chemicals -2.36%
Makhteshim-Agan Industries Ltd. (c)	190,000	1,048,346
Total Israel (Cost: $1,007,215)		1,048,346

Italy - 0.09%
Entertainment -0.09%
Snai SpA (c)	15,490	41,501
Total Italy (Cost: $55,999)		41,501

Spain - 0.63%
Media -0.63%
Promotora de Informaciones S.A. ADR	63,502	281,314
Total Spain (Cost: $611,595)		281,314

United Kingdom - 2.43%
Engineering & Construction -0.30%
Mouchel Group PLC (c)	250,000	134,485
Semiconductors -0.48%
CSR PLC ADR(c)	16,095	214,707
Software -0.02%
Autonomy Corp. PLC ADR(a)(c)	200	7,935
Water -1.63%
Northumbrian Water Group PLC	100,000	722,713
Total United Kingdom (Cost: $1,621,848)		1,079,840
Total Foreign Common Stocks (Cost $7,350,374)		5,742,971

Preferred Stocks- 4.58%

United States- 4.58%
Ally Financial, Inc. , 7.00%(d)	1,900	1,272,347
Citigroup Capital VII , 7.13%	10,000	240,000
Citigroup Capital XI , 6.00%	20,000	431,200
GeoMet, Inc. , 8.00%(c)	3	25
GMAC Capital Trust I , 8.13%	5,000	91,250
		2,034,822
Total United States (Cost $2,623,719)		2,034,822
Total Preferred Stocks (Cost $2,623,719)		2,034,822

	Par Value
Corporate Bonds - 1.26%

Basic Materials - 0.47%
Forest Products & Paper - 0.47%
Catalyst Paper Corp. 7.38%, 03/01/2014	750,000	172,500
NewPage Corp. 10.00%, 05/01/2012	300,000	34,500
NewPage Corp. 12.00%, 05/01/2013	150,000	750
		207,750
Total Basic Materials (Cost: $854,680)		207,750
Financial - 0.60%
Banks - 0.22%
SunTrust Capital VIII 6.10%, 12/15/2036(e)	100,000	99,000
Diversified Financial Services - 0.38%
Lehman Brothers Holdings, Inc. 0.00%, 07/08/2014	110,000	25,438
Lehman Brothers Holdings, Inc. 0.00%, 02/17/2015	130,000	28,762
Lehman Brothers Holdings, Inc. 0.00%, 01/28/2020	100,000	22,125
Lehman Brothers Holdings, Inc. 0.00%, 09/23/2020(b)	100,000	22,750
Lehman Brothers Holdings, Inc. 0.00%, 02/14/2023	200,000	44,250
Lehman Brothers Holdings, Inc. 5.50%, 02/27/2020	100,000	23,625
		166,950
Venture Capital - 0.00%
Infinity Capital Group 7.00%, 12/31/2049(a)(b)	25,000	0
Total Financial (Cost: $257,185)		265,950
Industrial - 0.19%
Building Materials - 0.19%
U.S. Concrete, Inc. 9.50%, 08/31/2015(d)	100,000	87,125
Total Industrial (Cost: $100,000)		87,125
Total Corporate Bonds (Cost $1,211,865)		560,825
	Number of Shares
Warrant - 0.00%

Sacre-Coeur Minerals Ltd. Expiration:(a)(b)(c)
March, 2013	54,500	0
Total Warrant (Cost $0)		0

Asset Backed Securities- 10.42%

United States- 10.42%
AFC Home Equity Loan Trust 0.62%, 06/25/2030(e)	20,596	12,504
Citigroup Mortgage Loan Trust, Inc. 0.63%, 11/25/2046(d)(e)	649,585	302,900
Countrywide Asset-Backed Certificates 0.47%, 04/25/2036(e)	1,064,482	504,496
Countrywide Asset-Backed Certificates 0.59%, 02/25/2036(e)	979,200	444,408
Countrywide Asset-Backed Certificates 1.58%, 04/25/2034(e)	675,106	223,896
Countrywide Asset-Backed Certificates 5.56%, 04/25/2036(e)	172,041	110,844
Countrywide Home Equity Loan Trust 0.37%, 07/15/2036(e)	270,193	169,409
Countrywide Home Equity Loan Trust 0.38%, 10/15/2036(e)	234,685	144,598
Countrywide Home Equity Loan Trust 0.47%, 04/15/2035(e)	58,792	34,550
GSAMP Trust 0.43%, 01/25/2047(e)	500,000	265,666
Morgan Stanley ABS Capital I 0.38%, 09/25/2036(e)	1,800,000	584,631
Novastar Home Equity Loan 0.33%, 01/25/2037(e)	887,801	432,828
Novastar Home Equity Loan 0.38%, 09/25/2036(e)	1,250,000	408,328
Option One Mortgage Loan Trust 0.33%, 02/25/2037(e)	953,359	502,435
Provident Bank Home Equity Loan Trust 0.77%, 08/25/2031(e)	542,082	265,809
Provident Bank Home Equity Loan Trust 0.77%, 08/25/2031(e)	168,793	87,914
Residential Funding Mortgage Securities II 0.37%, 06/25/2037(e)	264,801	136,183
		4,631,399
Total United States (Cost $5,344,758)		4,631,399
Total Asset Backed Securities (Cost $5,344,758)		4,631,399

Rights- 0.10%
France- 0.09%
Sanofi (c)	37,500	39,750
Total France (Cost $54,095)		39,750
United States- 0.01%
Avigen, Inc. ESCROW (a)(b)(c)	30,000	3,900
Lev Pharmaceuticals, Inc. ESCROW (a)(b)(c)	15,000	0
Mirant Corp. ESCROW (a)(b)	20,000	0
Petrocorp, Inc. ESCROW (a)(b)(c)	200	0
		3,900
Total United States (Cost $0)		3,900
Total Rights (Cost $54,095)		43,650
Options- 3.08%
Aurico Gold, Inc. Expiration: March, 2012 Exercise Price: $11.00	1,096	298,660
BJ's Wholesale Club, Inc. Expiration: December, 2011 Exercise Price: $50.00	86	10,320
Blackboard, Inc. Expiration: January, 2012 Exercise Price: $41.00	300	115,500
China Security and Surveillance Tech., Inc. Expiration: December, 2011 Exercise Price: $5.00	200	1,000
CNinsure, Inc. Expiration: October, 2011 Exercise Price: $15.00	232	192,560
Comcast Corp. Expiration: April, 2012 Exercise Price: $22.00	150	49,500
Ecolab, Inc. Expiration: January, 2012 Exercise Price: $45.00	98	20,090
Fushi Copperweld, Inc. Expiration: December, 2011 Exercise Price: $7.50	388	115,430
Harbin Electric, Inc. Expiration: January, 2012 Exercise Price: $21.00	200	47,000
iShares Russell 2000 Index Fund Expiration: December, 2011 Exercise Price: $84.00	80	2,080
iShares Russell 2000 Index Fund Expiration: December, 2011 Exercise Price: $87.00	80	840
Kinetic Concepts, Inc. Expiration: December, 2011 Exercise Price: $65.00	460	142,600
MBIA, Inc. Expiration: January, 2012 Exercise Price: $2.50	650	11,375
SPDR S&P 500 ETF Expiration: December, 2011 Exercise Price: $115.00	400	282,000
SPDR S&P 500 ETF Expiration: December, 2011 Exercise Price: $130.00	50	4,850
Validus Holdings Expiration: November, 2011 Exercise Price: $25.00	156	19,890
Varian Semiconductor Equipment Associates, Inc. Expiration: January, 2012 Exercise Price: $60.00	102	28,815
Varian Semiconductor Equipment Associates, Inc. Expiration: November, 2011 Exercise Price: $60.00	100	27,000
		1,369,510
Total United States (Cost $1,229,011)		1,369,510
Total Options (Cost $1,229,011)		1,369,510
Short-Term Investment - 12.78%

Time Deposit - 12.78%
Citibank 0.03%, 10/03/2011(f)	$ 5,678,695	5,678,695
Total Short-Term Investment (Cost $5,678,695)		5,678,695
Total Investments (Cost $49,398,221) - 95.33%		42,365,234
Other Assets in Excess of Liabilities, Net - 4.67%		2,075,304
Total Net Assets - 100.00%		$ 44,440,538

Schedule of Securities Sold Short	Number of Shares
Common Stocks - 3.09%

Electro Scientific Industries, Inc. (a)	3,000	35,670
Lennar Corp. Class A	51,000	690,540
Liberty Global, Inc. Class A (a)	11,000	397,980
United States Cellular Corp. (a)	6,350	251,778
Total Common Stocks		1,375,968

Exchange-Traded Fund - 0.35%
CurrencyShares British Pound Sterling Trust (a)	1,000	154,730
Total Exchange-Traded Fund		154,730
Total Securities Sold Short (Proceeds: $1,863,487)		$ 1,530,698

Forwards
Quaker Event Arbitrage Fund

Foreign Currency	Local Currency	Counterparty	Market Value	Settlement Date	Unrealized Gain (Loss)
Contracts to Sell:
Canadian Dollar	625,000		$12,525	10/27/11	$12,525

	Number of Contracts
Call Options Written - 3.69%
Aurico Gold, Inc. Expiration: March, 2012 Exercise Price: $11.00	1,096	$ 115,080
BJ's Wholesale Club, Inc. Expiration: December, 2011 Exercise Price: $47.50	43	16,555
Blackboard, Inc. Expiration: January, 2012 Exercise Price: $35.00	150	146,250
China Security and Surveillance Tech., Inc. Expiration: December, 2011 Exercise Price: $7.50	100	12,000
CNinsure, Inc. Expiration: October, 2011 Exercise Price: $20.00	116	158,920
Comcast Corp. Expiration: April, 2012 Exercise Price: $22.00	150	25,875
Ecolab, Inc. Expiration: January, 2012 Exercise Price: $45.00	98	63,700
Fushi Copperweld, Inc. Expiration: December, 2011 Exercise Price: $12.50	194	147,440
Harbin Electric, Inc. Expiration: January, 2012 Exercise Price: $17.00	100	59,000
iShares Russell 2000 Index Fund Expiration: December, 2011 Exercise Price: $73.00	40	43,140
iShares Russell 2000 Index Fund Expiration: December, 2011 Exercise Price: $75.00	40	45,360
iShares Russell 2000 Index Fund Expiration: December, 2011 Exercise Price: $91.00	40	600
iShares Russell 2000 Index Fund Expiration: December, 2011 Exercise Price: $78.00	80	108,560
iShares Russell 2000 Index Fund Expiration: December, 2011 Exercise Price: $95.00	40	200
iShares Russell 2000 Index Fund Expiration: December, 2011 Exercise Price: $92.00	40	320
Kinetic Concepts, Inc. Expiration: December, 2011 Exercise Price: $60.00	230	170,200
SPDR S&P 500 ETF Expiration: December, 2011 Exercise Price: $140.00	50	140,000
SPDR S&P 500 ETF Expiration: December, 2011 Exercise Price: $104.00	400	186,800
SPDR S&P 500 ETF Expiration: December, 2011 Exercise Price: $126.00	400	96,000
Telephone & Data Systems, Inc. Expiration: November, 2011 Exercise Price: $30.00	30	1,800
Validus Holdings Expiration: November, 2011 Exercise Price: $25.00	156	46,800
Varian Semiconductor Equipment Associates, Inc. Expiration: January, 2012 Exercise Price: $55.00	51	38,250
Varian Semiconductor Equipment Associates, Inc. Expiration: November, 2011 Exercise Price: $60.00	100	15,500
Total Options Written (Premiums Received $1,364,222)		$ 1,638,350

ADR	American Depositary Receipt
ETF	Exchange-Traded Fund

(a)	Indicates a fair valued security. Total market value for fair valued securities is $2,124,472, representing 4.78% of net assets.
(b)	Indicates an illiquid security. Total market value for illiquid securities is $1,234,946, representing 2.78% of net assets.
(c)	Non-income producing security.
(d)	Restricted security that may be sold to "qualified institutional buyers" pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended.
(e)	The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(f)	The rate shown is the annualized seven-day yield at period end.

Schedule of Investments

Quaker Global Tactical  Allocation Fund
September 30, 2011 (unaudited)

	Number of Shares	Fair Value
Common Stocks- 76.14%

Australia- 1.27%
Newcrest Mining Ltd. ADR	6,000	$ 197,160
Total Australia (Cost $255,482)		197,160
Belgium- 3.01%
Anheuser-Busch InBev NV ADR	8,820	467,283
Total Belgium (Cost $487,923)		467,283
Bermuda- 1.47%
Arch Capital Group Ltd. (a)	7,000	228,725
Total Bermuda (Cost $232,900)		228,725
Canada- 10.49%
Agnico-Eagle Mines Ltd.	5,210	310,099
Barrick Gold Corp.	5,000	233,250
Cenovus Energy, Inc.	18,700	574,277
Potash Corp. of Saskatchewan, Inc.	4,460	192,761
Yamana Gold, Inc.	23,381	319,385
		1,629,772
Total Canada (Cost $1,842,979)		1,629,772
Germany- 1.78%
Adidas AG ADR(b)	9,100	276,549
Total Germany (Cost $300,645)		276,549
Ireland- 2.43%
Accenture PLC	7,180	378,242
Total Ireland (Cost $379,342)		378,242
Israel- 1.53%
Check Point Software Technologies (a)	4,510	237,948
Total Israel (Cost $235,685)		237,948
Netherlands- 2.82%
Unilever NV	13,900	437,711
Total Netherlands (Cost $448,074)		437,711
Switzerland- 3.50%
ACE Ltd.	8,990	544,794
Total Switzerland (Cost $560,759)		544,794
United Kingdom- 5.53%
Diageo PLC ADR	4,320	328,018
Ensco International PLC ADR	7,580	306,459
Prudential PLC ADR	13,200	225,192
		859,669
Total United Kingdom (Cost $918,079)		859,669
United States- 42.31%
Amazon.com, Inc. (a)	1,080	233,528
Anadarko Petroleum Corp.	2,490	156,995
Apple, Inc. (a)	1,600	609,888
Bed Bath & Beyond, Inc. (a)	2,700	154,737
Colgate-Palmolive Co.	2,750	243,870
Google, Inc. (a)	640	329,203
Humana, Inc.	1,010	73,457
Las Vegas Sands Corp. (a)	9,720	372,665
McDonald's Corp.	3,620	317,908
Mead Johnson Nutrition Co.	8,670	596,756
Monsanto Co.	7,380	443,095
Nike, Inc.	3,670	313,822
Occidental Petroleum Corp.	4,250	303,875
PepsiCo, Inc.	2,540	157,226
Philip Morris International, Inc.	5,170	322,505
priceline.com, Inc. (a)	320	143,827
Qualcomm, Inc.	3,940	191,602
Questcor Pharmaceuticals, Inc. (a)	2,700	73,602
Starbucks Corp.	4,300	160,347
Target Corp.	5,740	281,490
The Mosaic Co.	3,970	194,411
Verisk Analytics, Inc. (a)	9,300	323,361
Visa, Inc.	1,840	157,725
Williams-Sonoma, Inc.	5,100	157,029
Yum! Brands, Inc.	5,310	262,261
		6,575,185
Total United States (Cost $6,735,492)		6,575,185
Total Common Stocks (Cost $12,397,360)		11,833,038
Short-Term Investments - 3.96%

Investment Trust - 1.63%
Invesco AIM Liquid Assets Portfolio, 0.11%(c)(d)	254,743	254,743
Time Deposit - 2.33%
HSBC Bank USA, Grand Cayman 0.03%,10/03/2011(d)	$ 361,372	361,372
Total Short-Term Investments (Cost $616,115)		616,115
Total Investments (Cost $13,013,475) - 80.10%		12,449,153
Other Assets in Excess of Liabilities, Net - 19.90%		3,092,666
Total Net Assets - 100.00%	$15,541,819

Schedule of Securities Sold Short	Number of Shares
Common Stocks - 17.18%

Barclays PLC ADR (a)	32,100	313,938
CNH Global NV (a)	18,000	472,320
CurrencyShares Euro Trust	2,345	312,987
Finisar Corp. (a)	18,000	315,720
iShares MSCI Emerging Markets Index Fund (a)	6,030	313,801
Research In Motion Ltd. (a)	15,320	310,996
Royal Bank of Scotland (a)	33,000	235,290
Western Digital Corp. (a)	15,400	396,088
Total Common Stocks		2,671,140

Exchange-Traded Fund - 1.92%

iShares MSCI Emerging Markets Index Fund	8,500	298,095
Total Exchange-Traded Fund		298,095
Total Securities Sold Short (Proceeds: $3,020,572)		2,969,235

	Number of Contracts
Call Options Written - 0.01%

McDonald's Corp. Expiration: November, 2011 Exercise Price: $95.00	9	783
Mead Johnson Nutrition Co. Expiration: October, 2011 Exercise Price: $85.00	14	364
Nike, Inc. Expiration: October, 2011 Exercise Price: $97.50	3	75
Total Options Written (Premiums Received $2,677)		$ 1,222

ADR	American Depositary Receipt

(a)	Non-income producing security.
(b)	All or a portion of the security out on loan.
(c)	Represents investment of collateral received from securities lending transactions.
(d)	The rate shown is the annualized seven-day yield at period end.

Schedule of Investments

Quaker Long-Short Tactical Allocation Fund
September 30, 2011 (unaudited)
	Number of Shares	Fair Value
Domestic Common Stocks - 7.57%

Basic Materials- 7.57%
Mining -7.57%
Hecla Mining Co. (a)	7,800	$ 41,808
Jaguar Mining, Inc. (a)	8,800	41,360
Vista Gold Corp. (a)	14,100	47,094
		130,262
Total Basic Materials (Cost: $164,800)		130,262
Total Domestic Common Stocks (Cost $164,800)		130,262

Foreign Common Stocks - 26.53%

Canada - 20.13%
Mining -20.13%
Almaden Minerals Ltd. (a)	15,100	38,656
Brigus Gold Corp. (a)	30,000	36,300
Claude Resources, Inc. (a)	26,100	46,458
Goldcorp, Inc.	1,500	68,460
New Gold, Inc. (a)	3,900	39,975
Northgate Minerals Corp. (a)	13,400	44,220
Yamana Gold, Inc.	5,300	72,398
		346,467
Total Canada (Cost: $404,938)		346,467

South Africa - 2.89%
Mining -2.89%
DRDGOLD Ltd. ADR	9,800	49,784
Total South Africa (Cost: $51,287)		49,784

Taiwan - 3.51%
Semiconductors -3.51%
Advanced Semiconductor Engineering, Inc. ADR	14,300	60,346
Total Taiwan (Cost: $64,871)		60,346
Total Foreign Common Stocks (Cost $521,096)		456,597
Total Investments (Cost $685,896) - 34.10%		586,859
Other Assets in Excess of Liabilities, Net - 65.90%		1,134,094
Total Net Assets - 100.00%		$ 1,720,953

Schedule of Securities Sold Short	Number of Shares
Common Stocks - 44.00%

Anadigics, Inc. (a)	18,100	$ 39,096
Axcelis Technologies, Inc. (a)	37,000	44,400
Cogo Group, Inc. (a)	20,900	44,517
E-House China Holdings Ltd. ADR	7,300	42,267
Gannett Co., Inc.	4,400	41,932
General Communication, Inc. (a)	5,900	48,380
ING Groep NV ADR(a)	6,200	43,710
Integrated Device Technology, Inc. (a)	7,400	38,110
Lloyds Banking Group PLC ADR(a)	20,400	42,636
Navios Maritime Holdings, Inc.	15,000	47,550
NPS Pharmaceuticals, Inc. (a)	6,900	44,919
Opnext, Inc. (a)	33,600	42,000
Orion Marine Group, Inc. (a)	7,100	40,967
Photronics, Inc. (a)	7,800	38,844
Republic Airways Holdings, Inc. (a)	14,600	41,318
Stoneridge, Inc. (a)	6,400	33,408
Teekay Tankers Ltd.	8,900	40,940
UBS AG (a)	3,700	42,291
Total Common Stocks		757,285
Total Securities Sold Short (Proceeds: $810,755)		$ 757,285

ADR	American Depositary Receipt

(a)	Non-income producing security.

Schedule of Investments

Quaker Mid-Cap Value Fund
September 30, 2011 (unaudited)

	Number of Shares	Fair Value
Common Stocks - 93.50%

Basic Materials - 7.31%
Chemicals - 6.08%
CF Industries Holdings, Inc.	693	$ 85,509
FMC Corp.	1,216	84,099
Sigma-Aldrich Corp.	2,041	126,113
Valspar Corp.	5,595	174,620
		470,341
Iron & Steel Production - 1.23%
Steel Dynamics, Inc.	9,581	95,044
Total Basic Materials (Cost: $497,057)		565,385
Consumer, Cyclical - 12.05%
Apparel - 4.21%
Gildan Activewear, Inc.	6,620	171,061
VF Corp.	1,268	154,087
		325,148
Home Furnishings - 2.00%
Harman International Industries, Inc.	5,416	154,790
Leisure Time - 2.02%
WMS Industries, Inc. (a)	8,895	156,463
Retail - 3.82%
Advance Auto Parts, Inc.	2,865	166,456
Darden Restaurants, Inc.	3,009	128,635
		295,091
Total Consumer, Cyclical (Cost: $903,759)		931,492
Consumer, Non-cyclical - 6.41%
Agriculture - 1.53%
Bunge Ltd.	2,032	118,445
Food - 2.78%
Hormel Foods Corp.	7,942	214,593
Household Products - 2.10%
Church & Dwight Co., Inc.	3,676	162,479
Total Consumer, Non-cyclical (Cost: $362,200)		495,517
Energy - 10.55%
Electric - 2.56%
Westar Energy, Inc.	7,487	197,806
Oil & Gas - 6.33%
Atwood Oceanics, Inc. (a)	4,473	153,692
Ultra Petroleum Corp. (a)	3,886	107,720
Valero Energy Corp.	7,678	136,515
Whiting Petroleum Corp. (a)	2,599	91,173
		489,100
Oil Equipment & Services - 1.66%
Oil States International, Inc. (a)	2,526	128,624
Total Energy (Cost: $861,212)		815,530
Financial - 19.15%
Banks - 7.74%
Comerica, Inc.	6,310	144,941
Fifth Third Bancorp	15,359	155,126
Huntington Bancshares, Inc.	38,393	184,286
Zions Bancorporation	8,108	114,080
		598,433
Diversified Financial Services - 3.51%
Ameriprise Financial, Inc.	4,531	178,340
Invesco Ltd.	5,970	92,595
		270,935
Insurance - 7.90%
Allied World Assurance Co. Holdings Ltd.	3,731	200,392
Genworth Financial, Inc. (a)	12,656	72,645
Reinsurance Group of America, Inc.	3,449	158,481
Torchmark Corp.	5,146	179,390
		610,908
Total Financial (Cost: $1,489,417)		1,480,276
Healthcare - 8.37%
Healthcare-Products - 5.00%
Patterson Cos., Inc.	4,009	114,778
St. Jude Medical, Inc.	4,282	154,965
Zimmer Holdings, Inc. (a)	2,178	116,523
		386,266
Pharmaceuticals - 3.37%
Cephalon, Inc. (a)	1,285	103,700
Forest Laboratories, Inc. (a)	5,091	156,752
		260,452
Total Healthcare (Cost: $535,872)		646,718
Industrial - 15.89%
Aerospace & Defense - 1.14%
L-3 Communications Holdings, Inc.	1,424	88,245
Electronics - 7.44%
Amphenol Corp.	3,702	150,931
FLIR Systems, Inc.	6,704	167,935
Trimble Navigation Ltd. (a)	4,742	159,094
Waters Corp. (a)	1,282	96,778
		574,738
Hand & Machine Tools - 5.54%
Kennametal, Inc.	5,101	167,007
Lincoln Electric Holdings, Inc.	5,612	162,804
Regal-Beloit Corp.	2,171	98,520
		428,331
Machinery-Diversified - 1.77%
AGCO Corp. (a)	3,959	136,863
Total Industrial (Cost: $1,269,194)		1,228,177
Technology - 1.65%
Semiconductors - 1.65%
Marvell Technology Group Ltd. (a)	8,754	127,195
Total Technology (Cost: $153,763)		127,195
Utilities - 12.12%
Electric - 2.33%
Xcel Energy, Inc.	7,281	179,768
Gas - 9.79%
Centerpoint Energy, Inc.	12,413	243,543
Energen Corp.	3,347	136,859
Questar Corp.	11,860	210,041
UGI Corp.	6,331	166,315
		756,758
Total Utilities (Cost: $814,862)		936,526
Total Common Stocks (Cost $6,887,336)		7,226,816
Real Estate Investment Trusts - 4.70%

Boston Properties, Inc.	907	80,814
Camden Property Trust	1,400	77,364
Health Care REIT, Inc.	2,270	106,236
Host Hotels & Resorts, Inc.	9,029	98,777
		363,191
Total Real Estate Investment Trusts
(Cost $282,791)		363,191
Short-Term Investment - 0.08%

Time Deposit - 0.08%
BBH Grand Cayman, 0.03%, 10/03/2011(b)	$ 6,231	6,231
Total Short-Term Investment (Cost $6,231)		6,231
Total Investments (Cost $7,176,358) - 98.28%		7,596,238
Other Assets in Excess of Liabilities, Net - 1.72%		132,630
Total Net Assets - 100.00%		$ 7,728,868

REIT	Real Estate Investment Trust

(a)	Non-income producing security.
(b)	The rate shown is the annualized seven-day yield at period end.

Schedule of Investments

Quaker Small-Cap Growth Tactical Allocation Fund
September 30, 2011 (unaudited)

	Number of Shares	Fair Value
Domestic Common Stocks - 82.25%

Basic Materials- 2.16%
Mining -2.16%
Vista Gold Corp. (a)	86,700	$ 289,578
Total Basic Materials (Cost: $370,816)		289,578
Communications- 10.15%
Advertising -7.00%
APAC Customer Services, Inc. (a)	110,000	937,200
Internet -1.94%
Liquidity Services, Inc. (a)	8,100	259,767
Telecommunications -1.21%
CalAmp Corp. (a)	50,200	161,142
Total Communications (Cost: $1,357,343)		1,358,109
Consumer, Cyclical- 5.86%
Apparel -2.58%
CROCS, Inc. (a)	14,600	345,582
Leisure Time -0.89%
Arctic Cat, Inc. (a)	8,200	118,818
Retail -2.39%
Krispy Kreme Doughnuts, Inc. (a)	47,000	320,540
Total Consumer, Cyclical (Cost: $983,224)		784,940
Consumer, Non-cyclical- 2.73%
Food -2.73%
Smart Balance, Inc. (a)	62,000	365,800
Total Consumer, Non-cyclical (Cost: $295,337)		365,800
Energy- 11.78%
Oil & Gas -4.35%
Rex Energy Corp. (a)	28,500	360,525
Rosetta Resources, Inc. (a)	6,500	222,430
		582,955
Oil & Gas Services -7.43%
Global Industries Ltd. (a)	84,500	669,240
Mitcham Industries, Inc. (a)	29,000	324,800
		994,040
Total Energy (Cost: $1,860,399)		1,576,995
Financial- 4.80%
Diversified Financial Services -4.80%
CBOE Holdings, Inc.	12,800	313,216
Knight Capital Group, Inc. (a)	27,100	329,536
		642,752
Total Financial (Cost: $702,157)		642,752
Healthcare- 15.10%
Biotechnology -1.02%
Momenta Pharmaceuticals, Inc. (a)	11,900	136,850
Pharmaceuticals -14.08%
Dusa Pharmaceuticals, Inc. (a)	74,800	276,760
Hi-Tech Pharmacal Co., Inc. (a)	10,200	342,720
Jazz Pharmaceuticals, Inc. (a)	6,690	277,769
Lifevantage Corp. (a)(b)	101,000	151,500
PharMerica Corp. (a)	49,000	699,230
Questcor Pharmaceuticals, Inc. (a)	5,000	136,300
		1,884,279
Total Healthcare (Cost: $2,248,072)		2,021,129
Industrial- 4.13%
Machinery-Diversified -0.95%
Tennant Co.	3,600	127,332
Miscellaneous Manufacturing -3.18%
Hexcel Corp. (a)	19,200	425,472
Total Industrial (Cost: $532,273)		552,804
Technology- 25.54%
Computers -4.55%
Cadence Design Systems, Inc. (a)	29,600	273,504
Datalink Corp. (a)	30,000	204,000
Insight Enterprises, Inc. (a)	8,700	131,718
		609,222
Semiconductors -10.84%
Netlogic Microsystems, Inc. (a)	9,200	442,612
Varian Semiconductor Equipment Associates, Inc. (a)	16,500	1,008,975
		1,451,587
Software -10.15%
Blackboard, Inc. (a)(b)	23,700	1,058,442
Majesco Entertainment Co. (a)(b)	150,000	300,000
		1,358,442
Total Technology (Cost: $3,635,808)		3,419,251
Total Domestic Common Stocks (Cost $11,985,429)		11,011,358
Foreign Common Stock - 2.73%

South Africa - 2.73%
Mining -2.73%
DRDGOLD Ltd. ADR(b)	72,000	365,760
Total South Africa (Cost: $389,405)		365,760
Total Foreign Common Stock (Cost $389,405)		365,760
Exchange-Traded Funds - 5.61%

Direxion Daily Small Cap Bear 3X Shares(a)	3,800	201,476
ProShares UltraPro Short Russell2000(a)	21,000	550,200
		751,676
Total Exchange-Traded Funds (Cost $715,536)		751,676
Short-Term Investments - 17.15%

Investment Trust - 10.99%
Invesco AIM Liquid Assets Portfolio, 0.11%(c)(d)	$ 1,470,581	1,470,581
Time Deposit - 6.16%
Citibank 0.03%, 10/03/2011(d)	$ 825,077	825,077
Total Short-Term Investments (Cost $2,295,658)		2,295,658
Total Investments (Cost $15,386,028) - 107.74%		14,424,452
Liabilities in Excess of Other Assets, Net (7.74)%		(1,035,962)
Total Net Assets - 100.00%		$ 13,388,490

ADR	American Depositary Receipt

(a)	Non-income producing security.
(b)	All or a portion of the security out on loan.
(c)	Represents investment of collateral received from securities lending transactions.
(d)	The rate shown is the annualized seven-day yield at period end.

Schedule of Investments

Quaker Small-Cap Value Fund
September 30, 2011 (unaudited)

	Number of Shares	Fair Value
Common Stocks - 96.76%

Basic Materials - 5.86%
Chemicals - 3.42%
Airgas, Inc.	2,900	$ 185,078
Cabot Corp.	5,900	146,202
Eastman Chemical Co.	1,600	109,648
HB Fuller Co.	7,700	140,294
Huntsman Corp.	12,800	123,776
Innospec, Inc. (a)	6,100	147,681
NewMarket Corp.	1,000	151,870
Stepan Co.	2,300	154,514
		1,159,063
Forest Products & Paper - 2.03%
Buckeye Technologies, Inc.	10,100	243,511
Domtar Corp.	2,300	156,791
Neenah Paper, Inc.	8,900	126,202
Schweitzer-Mauduit International, Inc.	2,900	162,023
		688,527
Mining - 0.41%
Coeur d' Alene Mines Corp. (a)	6,400	137,216
Total Basic Materials (Cost: $2,337,541)		1,984,806
Communications - 9.06%
Internet - 3.53%
AboveNet, Inc.	3,000	160,800
InterActiveCorp (a)	8,500	336,175
Nutrisystem, Inc. (b)	14,700	178,017
United Online, Inc.	47,800	249,994
Websense, Inc. (a)	15,700	271,610
		1,196,596
Media - 0.96%
DG FastChannel, Inc. (a)	4,500	76,275
Scholastic Corp.	8,900	249,467
		325,742
Telecommunications - 4.57%
Amdocs Ltd. (a)	13,200	357,984
Arris Group, Inc. (a)	15,400	158,620
Cbeyond, Inc. (a)	17,600	124,256
Comtech Telecommunications Corp.	12,300	345,507
NeuStar, Inc. (a)	11,100	279,054
Neutral Tandem, Inc. (a)	11,500	111,320
Plantronics, Inc.	6,000	170,700
		1,547,441
Total Communications (Cost: $3,298,879)		3,069,779
Consumer, Cyclical - 13.76%
Airlines - 0.82%
Alaska Air Group, Inc. (a)	4,900	275,821
Apparel - 1.20%
CROCS, Inc. (a)	6,300	149,121
True Religion Apparel, Inc. (a)	9,600	258,816
		407,937
Auto Parts & Equipment - 2.31%
Federal-Mogul Corp. (a)	8,200	120,950
Goodyear Tire & Rubber Co. (a)	24,400	246,196
Standard Motor Products, Inc.	22,300	289,231
WABCO Holdings, Inc. (a)	3,300	124,938
		781,315
Distribution & Wholesale - 0.75%
Tech Data Corp. (a)	5,900	255,057
Entertainment - 0.42%
Penn National Gaming, Inc. (a)(b)	4,300	143,147
Housewares - 0.90%
Toro Co.	6,200	305,474
Lodging - 0.97%
Ameristar Casinos, Inc.	9,000	144,450
Wyndham Worldwide Corp.	6,400	182,464
		326,914
Retail - 6.39%
ANN, Inc. (a)	10,000	228,400
Cash America International, Inc.	4,300	219,988
Coinstar, Inc. (a)(b)	3,800	152,000
DSW, Inc.	3,500	161,630
Ezcorp, Inc. (a)	11,000	313,940
HOT Topic, Inc.	35,600	271,628
Lithia Motors, Inc.	17,900	257,402
Papa John's International, Inc. (a)	7,100	215,840
PetSmart, Inc.	4,800	204,720
Wet Seal, Inc. (a)	31,500	141,120
		2,166,668
Total Consumer, Cyclical (Cost: $5,132,659)		4,662,333
Consumer, Non-cyclical - 9.56%
Agriculture - 0.77%
Alliance One International, Inc. (a)	47,200	115,168
Universal Corp.	4,100	147,026
		262,194
Beverages - 0.72%
Hansen Natural Corp. (a)	2,800	244,412
Commercial Services - 7.05%
Aaron's, Inc.	12,200	308,050
Advance America Cash Advance Centers, Inc.	22,500	165,600
American Public Education, Inc. (a)	4,900	166,600
Apollo Group, Inc. (a)	7,300	289,153
Bridgepoint Education, Inc. (a)(b)	7,200	125,568
Capella Education Co. (a)	8,300	235,554
H&R Block, Inc.	18,000	239,580
Huron Consulting Group, Inc. (a)	6,500	202,345
ITT Educational Services, Inc. (a)(b)	4,400	253,352
Net 1 UEPS Technologies, Inc. (a)	23,100	150,150
SAIC, Inc. (a)	21,400	252,734
		2,388,686
Food - 0.60%
Smart Balance, Inc. (a)	34,300	202,370
Household Products - 0.42%
Ennis, Inc.	10,800	141,048
Total Consumer, Non-cyclical (Cost: $3,853,586)		3,238,710
Energy - 6.92%
Oil & Gas - 4.48%
CVR Energy, Inc. (a)	13,500	285,390
HollyFrontier Corp.	5,600	146,832
Patterson-UTI Energy, Inc.	13,900	241,026
Pioneer Drilling Co. (a)	10,100	72,518
Tesoro Corp. (a)	16,500	321,255
Unit Corp. (a)	4,900	180,908
Vaalco Energy, Inc. (a)	32,700	158,922
Western Refining, Inc. (a)(b)	9,000	112,140
		1,518,991
Oil & Gas Services - 2.44%
Complete Production Services, Inc. (a)	8,000	150,800
Helix Energy Solutions Group, Inc. (a)	18,800	246,280
Matrix Service Co. (a)	14,800	125,948
Oceaneering International, Inc.	4,600	162,564
Superior Energy Services, Inc. (a)	5,400	141,696
		827,288
Total Energy (Cost: $2,838,372)		2,346,279
Financial - 16.30%
Banks - 7.29%
Banco Latinoamericano de Exportaciones S.A.	19,800	301,554
Cathay General Bancorp	20,600	234,428
Chemical Financial Corp.	14,400	220,464
Commerce Bancshares, Inc.	9,600	333,600
East West Bancorp, Inc.	9,300	138,663
First Citizens BancShares, Inc.	1,000	143,540
Huntington Bancshares, Inc.	62,800	301,440
Oriental Financial Group, Inc.	26,700	258,189
Popular, Inc. (a)	126,400	189,600
SVB Financial Group (a)	5,800	214,600
Zions Bancorporation	9,600	135,072
		2,471,150
Diversified Financial Services - 2.72%
Calamos Asset Management, Inc.	11,700	117,117
Interactive Brokers Group, Inc.	20,900	291,137
Nelnet, Inc.	8,300	155,874
The NASDAQ OMX Group, Inc. (a)	15,400	356,356
		920,484
Insurance - 4.35%
Amtrust Financial Services, Inc.	12,300	273,798
Assurant, Inc.	8,500	304,300
CNO Financial Group, Inc. (a)	26,800	144,988
FBL Financial Group, Inc.	9,700	258,214
Maiden Holdings Ltd.	27,000	199,530
Tower Group, Inc.	12,900	294,894
		1,475,724
Real Estate - 0.70%
Jones Lang LaSalle, Inc.	4,600	238,326
Savings & Loans - 1.24%
Dime Community Bancshares, Inc.	13,800	139,794
Washington Federal, Inc.	21,900	279,006
		418,800
Total Financial (Cost: $6,696,672)		5,524,484
Healthcare - 12.51%
Biotechnology - 2.74%
Charles River Laboratories International, Inc. (a)	8,400	240,408
Momenta Pharmaceuticals, Inc. (a)	9,400	108,100
Myriad Genetics, Inc. (a)	14,600	273,604
PDL BioPharma, Inc. (b)	55,000	305,250
		927,362
Healthcare-Products - 2.80%
Greatbatch, Inc. (a)	12,100	242,121
Luminex Corp. (a)	9,400	208,398
Thoratec Corp. (a)	8,800	287,232
Zoll Medical Corp. (a)	5,600	211,344
		949,095
Healthcare-Services - 4.44%
Community Health Systems, Inc. (a)	15,200	252,928
Coventry Health Care, Inc. (a)	4,700	135,407
Health Net, Inc. (a)	12,800	303,488
Magellan Health Services, Inc. (a)	7,500	362,250
Triple-S Management Corp. (a)	8,400	140,700
WellCare Health Plans, Inc. (a)	8,200	311,436
		1,506,209
Pharmaceuticals - 2.53%
Herbalife Ltd.	6,100	326,960
Hi-Tech Pharmacal Co., Inc. (a)	8,200	275,520
Spectrum Pharmaceuticals, Inc. (a)	33,300	254,079
		856,559
Total Healthcare (Cost: $4,185,699)		4,239,225
Industrial - 10.31%
Aerospace & Defense - 0.42%
Alliant Techsystems, Inc.	2,600	141,726
Electrical Components & Equipment - 0.74%
Graham Corp.	9,200	153,088
Lihua International, Inc. (a)	22,400	97,440
		250,528
Electronics - 0.80%
Avnet, Inc. (a)	5,700	148,656
Sanmina-SCI Corp. (a)	18,400	122,912
		271,568
Engineering & Construction - 2.70%
EMCOR Group, Inc. (a)	11,700	237,861
Foster Wheeler AG (a)	13,400	238,386
KBR, Inc.	12,200	288,286
Layne Christensen Co. (a)	6,500	150,150
		914,683
Hand & Machine Tools - 0.39%
Lincoln Electric Holdings, Inc.	4,600	133,446
Machinery-Diversified - 1.23%
Applied Industrial Technologies, Inc.	5,000	135,800
DXP Enterprises, Inc. (a)	7,200	135,576
Gardner Denver, Inc.	2,300	146,165
		417,541
Metal Fabricate & Hardware - 0.73%
Timken Co.	7,500	246,150
Miscellaneous Manufacturing - 2.13%
Ceradyne, Inc. (a)	8,300	223,187
Movado Group, Inc.	20,400	248,472
Sturm Ruger & Co.	9,600	249,408
		721,067
Transportation - 0.78%
Ryder System, Inc.	7,100	266,321
Trucking & Leasing - 0.39%
Amerco, Inc. (a)	2,100	131,145
Total Industrial (Cost: $4,283,710)		3,494,175
Technology - 8.01%
Computers - 4.37%
CACI International, Inc. (a)(b)	5,700	284,658
CGI Group, Inc. (a)	12,000	225,720
Imation Corp. (a)	20,200	147,662
Insight Enterprises, Inc. (a)	14,400	218,016
Manhattan Associates, Inc. (a)	8,700	287,796
NCR Corp. (a)	9,900	167,211
Unisys Corp. (a)	9,700	152,193
		1,483,256
Semiconductors - 1.47%
GT Advanced Technologies, Inc. (a)(b)	26,300	184,626
LSI Corp. (a)	60,400	312,872
		497,498
Software - 2.17%
ACI Worldwide, Inc. (a)	10,300	283,662
Actuate Corp. (a)	27,900	154,008
Fair Isaac Corp.	6,800	148,444
SYNNEX Corp. (a)	5,700	149,340
		735,454
Total Technology (Cost: $2,908,065)		2,716,208
Utilities - 4.47%
Electric - 4.47%
Alliant Energy Corp.	6,500	251,420
El Paso Electric Co.	8,900	285,601
NV Energy, Inc.	24,600	361,866
OGE Energy Corp.	5,000	238,950
Portland General Electric Co.	15,900	376,671
		1,514,508
Total Utilities (Cost: $1,314,263)		1,514,508
Total Common Stocks(Cost $36,849,446)		32,790,507
Real Estate Investment Trusts - 2.16%

Hospitality Properties Trust	9,700	205,931
National Health Investors, Inc.	6,500	273,845
PS Business Parks, Inc.	5,100	252,654
		732,430
Total Real Estate Investment Trusts (Cost $747,121)		732,430
Short-Term Investments - 6.44%

Investment Trust - 5.21%
Invesco AIM Liquid Assets Portfolio, 0.11%(c)(d)	$ 1,767,013	1,767,013
Time Deposit - 1.23%
Bank of America, 0.03%, 10/03/2011(d)	$ 415,226	415,226
Total Short-Term Investments (Cost $2,182,239)		2,182,239
Total Investments (Cost $39,778,806) - 105.36%		35,705,176
Liabilities in Excess of Other Assets, Net (5.36)%		(1,817,713)
Total Net Assets - 100.00%		$ 33,887,463

(a)	Non-income producing security.
(b)	All or a portion of the security out on loan.
(c)	Represents investment of collateral received from securities lending transactions.
(d)	The rate shown is the annualized seven-day yield at period end.

Schedule of Investments

Quaker Strategic Growth Fund
September 30, 2011 (unaudited)

	Number of Shares	Fair Value
Domestic Common Stocks - 62.37%

Basic Materials- 6.54%
Chemicals -5.71%
Chemtura Corp. (a)	259,880	$ 2,606,596
Monsanto Co.	107,450	6,451,298
The Mosaic Co.	52,310	2,561,621
		11,619,515
Mining -0.83%
Newmont Mining Corp.	26,900	1,692,010
Total Basic Materials (Cost: $15,720,101)		13,311,525
Communications- 6.14%
Internet -4.43%
Amazon.com, Inc. (a)	18,720	4,047,826
Google, Inc. (a)	9,670	4,974,054
		9,021,880
Telecommunications -1.71%
Qualcomm, Inc.	71,470	3,475,586
Total Communications (Cost: $13,056,257)		12,497,466
Consumer, Cyclical- 15.46%
Apparel -2.25%
Nike, Inc.	53,537	4,577,949
Lodging -2.64%
Las Vegas Sands Corp. (a)	140,164	5,373,888
Retail -10.57%
Bed Bath & Beyond, Inc. (a)	51,080	2,927,395
Home Depot, Inc.	86,700	2,849,829
McDonald's Corp.	51,550	4,527,121
Starbucks Corp.	26,800	999,372
Target Corp.	75,770	3,715,761
Williams-Sonoma, Inc.	94,100	2,897,339
Yum! Brands, Inc.	73,340	3,622,262
		21,539,079
Total Consumer, Cyclical (Cost: $29,490,156)		31,490,916
Consumer, Non-cyclical- 8.59%
Agriculture -2.06%
Philip Morris International, Inc.	67,190	4,191,312
Beverages -1.02%
PepsiCo, Inc.	33,470	2,071,793
Commercial Services -3.83%
Verisk Analytics, Inc. (a)	150,520	5,233,581
Visa, Inc.	29,960	2,568,171
		7,801,752
Cosmetics & Personal Care -1.68%
Colgate-Palmolive Co.	38,580	3,421,274
Total Consumer, Non-cyclical (Cost: $16,026,140)		17,486,131
Energy- 7.84%
Oil & Gas -5.83%
Anadarko Petroleum Corp.	7,540	475,397
Occidental Petroleum Corp.	69,770	4,988,555
Range Resources Corp.	24,200	1,414,732
Southwestern Energy Co. (a)	149,850	4,994,500
		11,873,184
Oil & Gas Services -2.01%
Cameron International Corp. (a)	98,390	4,087,121
Total Energy (Cost: $18,339,561)		15,960,305
Financial- 2.51%
Insurance -2.51%
AON Corp.	21,580	905,929
Marsh & McLennan Cos., Inc.	158,600	4,209,244
		5,115,173
Total Financial (Cost: $5,033,076)		5,115,173
Healthcare- 7.68%
Healthcare-Services -0.47%
Humana, Inc.	13,240	$ 962,945
Pharmaceuticals -7.21%
Allergan, Inc.	12,980	1,069,293
Express Scripts, Inc. (a)	50,690	1,879,078
Mead Johnson Nutrition Co.	116,330	8,006,994
Omnicare, Inc.	103,000	2,619,290
Questcor Pharmaceuticals, Inc. (a)	40,600	1,106,756
		14,681,411
Total Healthcare (Cost: $14,430,006)		15,644,356
Industrial- 1.56%
Miscellaneous Manufacturing -1.56%
ITT Corp.	75,570	3,173,940
Total Industrial (Cost: $4,137,051)		3,173,940
Technology- 6.05%
Computers -6.05%
Apple, Inc. (a)	21,140	8,058,145
EMC Corp. (a)	203,400	4,269,366
		12,327,511
Total Technology (Cost: $12,137,649)		12,327,511
Total Domestic Common Stocks (Cost $128,369,997)		127,007,323
Foreign Common Stocks - 23.79%

Belgium - 3.16%
Beverages -3.16%
Anheuser-Busch InBev NV ADR	121,500	6,437,070
Total Belgium (Cost: $6,188,095)		6,437,070

Bermuda - 1.21%
Insurance -1.21%
Arch Capital Group Ltd. (a)	75,600	2,470,230
Total Bermuda (Cost: $2,533,811)		2,470,230

Canada - 6.44%
Chemicals -1.25%
Potash Corp. of Saskatchewan, Inc.	58,710	2,537,446
Mining -1.24%
Barrick Gold Corp.	54,300	2,533,095
Oil & Gas -3.95%
Cenovus Energy, Inc.	261,940	8,044,178
Total Canada (Cost: $13,241,054)		13,114,719

Germany - 1.46%
Apparel -1.46%
Adidas AG ADR(b)	97,990	2,977,916
Total Germany (Cost: $3,204,197)		2,977,916

Ireland - 1.91%
Computers -1.91%
Accenture PLC	73,710	3,883,043
Total Ireland (Cost: $3,022,883)		3,883,043

Israel - 1.53%
Software -1.53%
Check Point Software Technologies (a)	59,100	3,118,116
Total Israel (Cost: $2,916,806)		3,118,116

Netherlands - 1.92%
Food -1.92%
Unilever NV	124,000	3,904,760
Total Netherlands (Cost: $3,973,101)		3,904,760

Switzerland - 3.51%
Insurance -3.51%
ACE Ltd.	118,090	7,156,254
Total Switzerland (Cost: $6,603,722)		7,156,254

United Kingdom - 2.65%
Lodging -0.49%
Intercontinental Hotels Group PLC ADR(b)	62,564	1,006,029
Oil & Gas -2.16%
Ensco International PLC ADR	108,610	4,391,102
Total United Kingdom (Cost: $6,572,006)		5,397,131
Total Foreign Common Stocks (Cost $48,255,675)		48,459,239

Short-Term Investments - 8.91%

Investment Trust - 0.16%
Invesco AIM Liquid Assets Portfolio, 0.11%(c)(d)	314,882	314,882
Time Deposit - 8.75%
HSBC Bank USA, Grand Cayman 0.03%, 10/03/2011(d)	$ 17,824,700	17,824,700
Total Short-Term Investments (Cost $18,139,582)		18,139,582
Total Investments (Cost $194,765,254) - 95.07%		193,606,144
Other Assets in Excess of Liabilities, Net - 4.93%		10,035,407
Total Net Assets - 100.00%		$ 203,641,551

	Number of Contracts
Call Options Written - 0.01%

McDonald's Corp. Expiration: November, 2011 Exercise Price: $95.00	123	$ 10,701
Mead Johnson Nutrition Co. Expiration: October, 2011 Exercise Price: $85.00	184	4,784
Nike, Inc. Expiration: October, 2011 Exercise Price: $97.50	45	1,125
Total Options Written (Premiums Received $36,203)		$ 16,610

ADR	American Depositary Receipt

(a)	Non-income producing security.
(b)	All or a portion of the security out on loan.
(c)	Represents investment of collateral received from securities lending transactions.
(d)	The rate shown is the annualized seven-day yield at period end.

For U.S. federal income tax purposes, the cost of securities owned (including proceeds for securities sold short), gross appreciation, gross depreciation, and net unrealized appreciation (depreciation) of investments at September 30, 2011  for each Fund were as follows:

	Cost	Gross Appreciation	Gross Depreciation	Net Unrealized Appreciation (Depreciation)
Akros Absolute Return	$6,391,606	$102,575	$(1,178,737)	$ (1,076,162)
Capital Opportunities	5,859,084	30,991	(1,214,582)	(1,183,591)
Event Arbitrage	46,170,512	1,437,258	(8,424,109)	(6,986,851)
Global Tactical Allocation	9,990,226	265,650	(777,180)	(511,530)
Long-Short Tactical Allocation	(124,859)	56,414	(101,981)	(45,567)
Mid-Cap Value	7,176,358	1,186,769	(766,889)	419,880
Small-Cap Growth Tactical Allocation	15,386,028	246,464	(1,208,040)	(961,576)
Small-Cap Value	39,778,806	1,463,904	(5,537,534)	(4,073,630)
Strategic Growth	194,729,051	10,740,846	(11,880,363)	(1,139,517)

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Notes to  Schedules of Investments

The Funds under U.S Generally Accepted Accounting principals adopted the Financial Accounting Standards Board Fair Value Measurements disclosure requirements, effective July 1, 2008.  In accordance with the requirements, fair value is defined as the price that the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.  The disclosure requirement also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability.  Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability.  Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds.  Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.  Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.  The three-tier hierarchy of inputs is summarized below.

Level 1 – quoted prices in active markets for identical investments
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3–significant unobservable  inputs (including the Fund’s own assumptions in determining the fair value of investments)

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

The following tables summarize the valuation of the Fund’s investments by the above fair value hierarchy levels as of September 30, 2011:

Category Akros Absolute Return	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 9/30/2011
Common Stocks-
Basic Materials	$ 100,200	$ 0	$ 0	$ 100,200
Communications	435,207	0	0	435,207
Consumer, Cyclical	405,800	0	8	405,808
Consumer, Non-cyclical	74,400	0	0	74,400
Diversified	764,784	0	0	764,784
Energy	156,869	0	0	156,869
Financial	856,487	0	11,961	868,448
Healthcare	575,160	0	0	575,160
Industrial	163,320	0	0	163,320
Technology	731,588	0	0	731,588
Utilities	170,440	0	0	170,440
Corporate Bonds-
Energy	0	185,805	0	185,805
Financial	0	894,396	0	894,396
Exchange-Traded Fund-
Funds	64,300	0	0	64,300
Warrants-
Technology	22,000	0	3	22,003
Private Placements-
Technology	0	0	62,011	62,011
Preferred Stock-
Healthcare	0	0	105,000	105,000
Total	$ 4,520,555	$ 1,080,201	$ 178,983	$ 5,779,739
Call Options - Written	$ (11,456)	$ 0	$ 0	$ (11,456)
Securities Sold Short	$ (452,839)	$ 0	$ 0	$ (452,839)
Total	$ 4,056,260	$ 1,080,201	$ 178,983	$ 5,315,444

Category Capital Opportunities	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 9/30/2011
Domestic Common Stocks-
United States
Basic Materials	$ 117,314	$ 0	$ 0	$ 117,314
Communications	388,990	0	0	388,990
Consumer, Cyclical	567,335	0	0	567,335
Consumer, Non-cyclical	237,456	0	0	237,456
Energy	572,476	0	0	572,476
Financial	429,096	0	0	429,096
Healthcare	499,409	0	0	499,409
Industrial	426,725	0	0	426,725
Technology	588,584	0	0	588,584
Utilities	175,170	0	0	175,170
Foreign Common Stocks-
Belgium
Consumer, Non-cyclical	15,894	0	0	15,894
Canada
Basic Materials	48,982	0	0	48,982
France
Communications	5,519	0	0	5,519
Germany
Consumer, Cyclical	13,305	0	0	13,305
Industrial	26,937	0	0	26,937
Technology	35,434	0	0	35,434
Ireland
Financial	6,580	0	0	6,580
Japan
Communications	8,383	0	0	8,383
Consumer, Cyclical	46,250	0	0	46,250
Industrial	54,639	0	0	54,639
Luxembourg
Basic Materials	8,685	0	0	8,685
Industrial	13,998	0	0	13,998
Netherlands
Basic Materials	13,236	0	0	13,236
Consumer, Non-cyclical	42,511	0	0	42,511
Financial	5,640	0	0	5,640
Spain
Financial	6,504	0	0	6,504
Sweden
Communications	17,667	0	0	17,667
Switzerland
Financial	49,980	0	0	49,980
Technology	19,825	0	0	19,825
United Kingdom
Communications	36,554	0	0	36,554
Consumer, Cyclical	20,100	0	0	20,100
Consumer, Non-cyclical	49,355	0	0	49,355
Energy	12,624	0	0	12,624
Healthcare	30,968	0	0	30,968
Exchange-Traded Fund-
United States
Exchange-Traded Funds	19,289	0	0	19,289
Real Estate Investment Trust-
United States
Financial	21,042	0	0	21,042
Rights-
France
Healthcare	530	0	0	530
Short-Term Investment-	42,507	0	0	42,507
Total	$ 4,675,493	$ 0	$ 0	$ 4,675,493

Category Event Arbitrage	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 9/30/2011
Asset Backed Securities-
United States
Asset Backed Securities	$ 0	$ 4,631,399	$ 0	$ 4,631,399
Domestic Common Stocks-
United States
Communications	3,880,080	11,330	0	3,891,410
Consumer, Cyclical	2,062,265	0	409	2,062,674
Consumer, Non-cyclical	833,697	0	0	833,697
Diversified	0	0	0	0
Energy	0	0	25,338	25,338
Financial	4,024,809	0	0	4,024,809
Healthcare	2,514,895	652,401	156,800	3,324,096
Industrial	2,662,084	12,027	0	2,674,111
Technology	3,251,885	976,000	0	4,227,885
Utilities	1,239,342	0	0	1,239,342
Foreign Common Stocks-
Australia
Communications	449,013	0	0	449,013
Consumer, Non-cyclical	527,396	0	0	527,396
Energy	1,078,405	0	0	1,078,405
Canada
Basic Materials	1,155,338	0	0	1,155,338
Technology	75,569	0	0	75,569
Germany
Diversified	6,249	0	0	6,249
Israel
Basic Materials	1,048,346	0	0	1,048,346
Italy
Consumer, Cyclical	41,501	0	0	41,501
Spain
Communications	281,314	0	0	281,314
United Kingdom
Industrial	134,485	0	0	134,485
Technology	222,642	0	0	222,642
Utilities	722,713	0	0	722,713
Preferred Stocks-
United States
Energy	25	0	0	25
Financial	2,034,797	0	0	2,034,797
Corporate Bonds-
Canada
Basic Materials	0	172,500	0	172,500
United States
Basic Materials	0	35,250	0	35,250
Financial	0	265,950	0	265,950
Industrial	0	87,125	0	87,125
Rights-
France
Healthcare	39,750	0	0	39,750
United States
Energy	0	0	0	0
Healthcare	0	0	3,900	3,900
Utilities	0	0	0	0
Written Options-
United States	1,369,510	0	0	1,369,510
Warrant-
Canada
Basic Materials	0	0	0	0
Short-Term Investment-	5,678,695	0	0	5,678,695
Total	$ 35,334,805	$ 6,843,982	$ 186,447	$ 42,365,234
Call Options - Written	$ (1,638,350)	$ 0	$ 0	$ (1,638,350)
Forward Currency Contracts	$ (12,525)	$ 0	$ 0	$ (12,525)
Securities Sold Short	$ (1,530,698)	$ 0	$ 0	$ (1,530,698)
Total	$ 32,153,232	$ 6,843,982	$ 186,447	$ 39,183,661

Category Global Tactical Allocation	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 9/30/2011
Foreign Common Stocks-
Australia
Basic Materials	$ 197,160	$ 0	$ 0	$ 197,160
Belgium
Consumer, Non-cyclical	467,283	0	0	467,283
Bermuda
Financial	228,725	0	0	228,725
Canada
Basic Materials	1,055,495	0	0	1,055,495
Energy	574,277	0	0	574,277
Germany
Consumer, Cyclical	276,549	0	0	276,549
Ireland
Technology	378,242	0	0	378,242
Israel
Technology	237,948	0	0	237,948
Netherlands
Consumer, Non-cyclical	437,711	0	0	437,711
Switzerland
Financial	544,794	0	0	544,794
United Kingdom
Consumer, Non-cyclical	328,018	0	0	328,018
Energy	306,459	0	0	306,459
Financial	225,192	0	0	225,192
Domestic Common Stocks-
United States
Basic Materials	637,506	0	0	637,506
Communications	898,161	0	0	898,161
Consumer, Cyclical	2,020,258	0	0	2,020,258
Consumer, Non-cyclical	1,204,686	0	0	1,204,686
Energy	460,870	0	0	460,870
Healthcare	743,816	0	0	743,816
Technology	609,888	0	0	609,888
Short-Term Investments-	616,115	0	0	616,115
Total	$ 12,449,153	$ 0	$ 0	$ 12,449,153
Call Options - Written	$ (1,222)	$ 0	$ 0	$ (1,222)
Securities Sold Short	$ (2,969,235)	$ 0	$ 0	$ (2,969,235)
Total	$ 9,478,696	$ 0	$ 0	$ 9,478,696

Category Long-Short Tactical Allocation	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 9/30/2011
Foreign Common Stocks-
Canada
Basic Materials	$ 346,467	$ 0	$ 0	$ 346,467
South Africa
Basic Materials	49,784	0	0	49,784
Taiwan
Technology	60,346	0	0	60,346
Domestic Common Stocks-
United States
Basic Materials	130,262	0	0	130,262
Total	$ 586,859	$ 0	$ 0	$ 586,859
Securities Sold Short	$ (757,285)	$ 0	$ 0	$ (757,285)
Total	$ (170,426)	$ 0	$ 0	$ (170,426)

Category Mid-Cap Value	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 9/30/2011
Common Stocks-
Basic Materials	$ 565,385	$ 0	$ 0	$ 565,385
Consumer, Cyclical	931,492	0	0	931,492
Consumer, Non-cyclical	495,517	0	0	495,517
Energy	815,530	0	0	815,530
Financial	1,480,276	0	0	1,480,276
Healthcare	646,718	0	0	646,718
Industrial	1,228,177	0	0	1,228,177
Technology	127,195	0	0	127,195
Utilities	936,526	0	0	936,526
Real Estate Investment Trusts-
Financial	77,364	0	0	77,364
Real Estate Investment Trusts	285,827	0	0	285,827
Short-Term Investment-	6,231	0	0	6,231
Total	$ 7,596,238	$ 0	$ 0	$ 7,596,238

Category Small-Cap Growth Tactical Allocation	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 9/30/2011
Domestic Common Stocks-
United States
Basic Materials	$ 289,578	$ 0	$ 0	$ 289,578
Communications	1,358,109	0	0	1,358,109
Consumer, Cyclical	784,940	0	0	784,940
Consumer, Non-cyclical	365,800	0	0	365,800
Energy	1,576,995	0	0	1,576,995
Financial	642,752	0	0	642,752
Healthcare	2,021,129	0	0	2,021,129
Industrial	552,804	0	0	552,804
Technology	3,419,251	0	0	3,419,251
Exchange-Traded Funds-
United States
Exchange-Traded Funds	751,676	0	0	751,676
Foreign Common Stock-
South Africa
Basic Materials	365,760	0	0	365,760
Short-Term Investments-	2,295,658	0	0	2,295,658
Total	$ 14,424,452	$ 0	$ 0	$ 14,424,452

Category Small-Cap Value	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 9/30/2011
Common Stocks-
Basic Materials	$ 1,984,806	$ 0	$ 0	$ 1,984,806
Communications	3,069,779	0	0	3,069,779
Consumer, Cyclical	4,662,333	0	0	4,662,333
Consumer, Non-cyclical	3,238,710	0	0	3,238,710
Energy	2,346,279	0	0	2,346,279
Financial	5,524,484	0	0	5,524,484
Healthcare	4,239,225	0	0	4,239,225
Industrial	3,494,175	0	0	3,494,175
Technology	2,716,208	0	0	2,716,208
Utilities	1,514,508	0	0	1,514,508
Real Estate Investment Trusts-
Financial	732,430	0	0	732,430
Short-Term Investments-	2,182,239	0	0	2,182,239
Total	$ 35,705,176	$ 0	$ 0	$ 35,705,176

Category Strategic Growth	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 9/30/2011
Foreign Common Stocks-
Belgium
Consumer, Non-cyclical	$ 6,437,070	$ 0	$ 0	$ 6,437,070
Bermuda
Financial	2,470,230	0	0	2,470,230
Canada
Basic Materials	5,070,541	0	0	5,070,541
Energy	8,044,178	0	0	8,044,178
Germany
Consumer, Cyclical	2,977,916	0	0	2,977,916
Ireland
Technology	3,883,043	0	0	3,883,043
Israel
Technology	3,118,116	0	0	3,118,116
Netherlands
Consumer, Non-cyclical	3,904,760	0	0	3,904,760
Switzerland
Financial	7,156,254	0	0	7,156,254
United Kingdom
Consumer, Cyclical	1,006,029	0	0	1,006,029
Energy	4,391,102	0	0	4,391,102
Domestic Common Stocks-
United States
Basic Materials	13,311,525	0	0	13,311,525
Communications	12,497,466	0	0	12,497,466
Consumer, Cyclical	31,490,916	0	0	31,490,916
Consumer, Non-cyclical	17,486,131	0	0	17,486,131
Energy	15,960,305	0	0	15,960,305
Financial	5,115,173	0	0	5,115,173
Healthcare	15,644,356	0	0	15,644,356
Industrial	3,173,940	0	0	3,173,940
Technology	12,327,511	0	0	12,327,511
Short-Term Investments-	18,139,582	0	0	18,139,582
Total	$ 193,606,144	$ 0	$ 0	$ 193,606,144
Call Options - Written	$ (16,610)	$ 0	$ 0	$ (16,610)
Total	$ 193,589,534	$ 0	$ 0	$ 193,589,534

Level 3 Reconciliation
The following is a reconciliation of Akros Absolute Return’s and Event Arbitrage’s Level 3 investments for which significant unobservable inputs were used in determining value:
Akros Absolute  Return
Category	Akros Absolute Return	Balance as of 6/30/2011	Purchases	Sales	Realized gain (loss)	Net unrealized appreciation(depreciation)	Amortized discounts/ premiums	Transfers in to Level 3	Transfers out of Level 3	Balance as of 9/30/2011
Common Stock
Consumer, Cyclical		170	–	–	–	(162)	–	–	–	8
Financial		13,219	–	–	–	(1,258)	–	–	–	11,961
Preferred Stock
Healthcare		105,000	–	–	–	–	–	–	–	105,000
Private Placement
Technology		58,315	–	–	–	3,696	–	–	–	62,011
Warrant		26	–	–	–	(23)	–	–	–	3
Total		176,730	0	–	0	2,253	–	–	–	178,983

Category	Event Arbitrage	Balance as of 6/30/2011	Purchases	Sales	Realized gain (loss)	Net unrealized appreciation(depreciation)	Amortized discounts/ premiums	Transfers in to Level 3	Transfers out of Level 3	Balance as of 9/30/2011
Domestic Common Stock
United States
Consumer, Cyclical		409	–	–	–	–	–	–	–	409
Energy		25,338	–	–	–	–	–	–	–	25,338
Financial		5,780	–	–	–	(5,780)	–	–	–	–
Healthcare		802,162	–	–	–	7,039	–	–	(652,401)	156,800
Industrial		21,676	–	–	–	(9,649)	–	–	(12,027)	–
Technology		978,503	–	–	–	(33)	–	–	(978,470)	–
Rights
United States
Healthcare		3,900	–	–	–	–	–	–	–	3,900
Germany
Industrial		571,512	–	571,238	21,914	21,640	–	–	–	–
Total		2,409,280	–	(571,238)	(21,914)	13,217	–	–	(1,642,898)	186,447

Item 2. Controls and Procedures

1.
The registrant’s principal executive and principal financial officers have determined that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this report.

2.
There were no changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits

Certifications of principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto as EX-99.133 CERT

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Quaker investment trust

By:          _/s/Jeffry H. King, Sr.___________________
Jeffry H. King, Sr., Chief Executive Officer

Date:      _11/2/2011____________________________

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:       _/s/ Jeffry H. King, Sr.____________________
    Jeffry H. King, Sr., Chief Executive Officer

Date:   _11/2/2011_____________________________

By:      _/s/Laurie Keyes  _______________________
    Laurie Keyes, Treasurer

Date:   _11/2/2011_____________________________